RELATED PARTIES - TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2012
RELATED PARTIES - TRANSACTIONS [Abstract]
Schedule of Balances with Related Parties
	August 31
	2012	2011
Accounts Receivables - KNRY	$404	-
Accounts payable and accrued expenses - KNRY	-	$18,502